UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08333

Nuveen Investment Trust II
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: August 31
Date of reporting period: August 31, 2024

Item 1.	Reports to Stockholders.

Annual Shareholder Report August 31, 2024

Nuveen Equity Long/Short Fund
Class A Shares/NELAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$240	2.18%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Long/Short Fund returned 19.83% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund performed in line with the Equity Long/Short Blended Benchmark, which returned 20.12%. The Fund’s blended benchmark consists of 1) 70% Russell 1000® Index, and 2) 30% ICE BofA U.S. 3‑Month Treasury Bill Index.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an overweight long position in Trane Technologies plc and a short position in Leggett & Platt Inc.

»   Security selection and an overweight in the communication services sector, led by overweight long positions in Netflix Inc. and Meta Platforms Inc.

»   Security selection in the health care sector, led by an overweight long position in Boston Scientific Corporation.

•  Top detractors from relative performance

»   Overweight long position in digital platform engineering and software development firm EPAM Systems Inc.

»   Security selection and an overweight in the consumer staples sector, including overweight long positions in Estee Lauder Companies Inc. and Monster Beverage Corporation.

»   Overweight long position in DexCom Inc.
Performance Attribution Industrials Communication services Health care EPAM Systems Inc. Consumer staples DexCom Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2014 through August 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	19.83%	10.06%	7.88%
Class A Shares at maximum sales charge (Offering Price)	12.94%	8.77%	7.24%
Russell 1000® Index	26.60%	15.55%	12.66%
Equity Long/Short Blended Benchmark	20.12%	11.80%	9.51%
Lipper Alternative Long/Short Equity Funds Classification Average	14.82%	7.38%	4.46%
On August 26, 2024, the Fund’s investment adviser, Nuveen Fund Advisors, LLC, made a payment to the Fund to reimburse for certain interest expenses associated with the Fund’s short positions that were unnecessarily incurred due to an operational issue. This payment had the effect of increasing the Fund’s NAV by $0.22 per share. As a result, the Fund’s total returns for the year ended August 31, 2024, were higher than they would have been had the Fund not received the payment.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of August 31, 2024)

Fund net assets	$131,554,359

Total number of portfolio holdings	191

Portfolio turnover (%)	98%

Total management fees paid for the year	$1,460,716

What did the Fund invest in? (as of August 31, 2024)

(1) Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.

3	continued>>

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio manager update: Effective December 29, 2023, David Chalupnik was removed as a co‑portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W183_AR_0824 3855723‑INV‑Y‑10/25 (A, C, I)

4

Annual Shareholder Report August 31, 2024

Nuveen Equity Long/Short Fund
Class C Shares/NELCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class C Shares	$321	2.93%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Long/Short Fund returned 18.94% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund underperformed the Equity Long/Short Blended Benchmark, which returned 20.12%. The Fund’s blended benchmark consists of 1) 70% Russell 1000® Index, and 2) 30% ICE BofA U.S. 3‑Month Treasury Bill Index.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an overweight long position in Trane Technologies plc and a short position in Leggett & Platt Inc.

»   Security selection and an overweight in the communication services sector, led by overweight long positions in Netflix Inc. and Meta Platforms Inc.

»   Security selection in the health care sector, led by an overweight long position in Boston Scientific Corporation.

•  Top detractors from relative performance

»   Overweight long position in digital platform engineering and software development firm EPAM Systems Inc.

»   Security selection and an overweight in the consumer staples sector, including overweight long positions in Estee Lauder Companies Inc. and Monster Beverage Corporation.

»   Overweight long position in DexCom Inc.
Performance Attribution Industrials Communication services Health care EPAM Systems Inc. Consumer staples DexCom Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2014 through August 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	18.94%	9.24%	7.23%
Russell 1000® Index	26.60%	15.55%	12.66%
Equity Long/Short Blended Benchmark	20.12%	11.80%	9.51%
Lipper Alternative Long/Short Equity Funds Classification Average	14.82%	7.38%	4.46%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
On August 26, 2024, the Fund’s investment adviser, Nuveen Fund Advisors, LLC, made a payment to the Fund to reimburse for certain interest expenses associated with the Fund’s short positions that were unnecessarily incurred due to an operational issue. This payment had the effect of increasing the Fund’s NAV by $0.19 per share. As a result, the Fund’s total return for the year ended August 31, 2024, was higher than it would have been had the Fund not received the payment.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of August 31, 2024)

Fund net assets	$131,554,359

Total number of portfolio holdings	191

Portfolio turnover (%)	98%

Total management fees paid for the year	$1,460,716

What did the Fund invest in? (as of August 31, 2024)

(1) Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.

3	continued>>

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio manager update: Effective December 29, 2023, David Chalupnik was removed as a co‑portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W175_AR_0824 3855723‑INV‑Y‑10/25 (A, C, I)

4

Annual Shareholder Report August 31, 2024

Nuveen Equity Long/Short Fund
Class I Shares/NELIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$212	1.93%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Long/Short Fund returned 20.14% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund performed in line with the Equity Long/Short Blended Benchmark, which returned 20.12%. The Fund’s blended benchmark consists of 1) 70% Russell 1000® Index, and 2) 30% ICE BofA U.S. 3‑Month Treasury Bill Index.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an overweight long position in Trane Technologies plc and a short position in Leggett & Platt Inc.

»   Security selection and an overweight in the communication services sector, led by overweight long positions in Netflix Inc. and Meta Platforms Inc.

»   Security selection in the health care sector, led by an overweight long position in Boston Scientific Corporation.

•  Top detractors from relative performance

»   Overweight long position in digital platform engineering and software development firm EPAM Systems Inc.

»   Security selection and an overweight in the consumer staples sector, including overweight long positions in Estee Lauder Companies Inc. and Monster Beverage Corporation.

»   Overweight long position in DexCom Inc.
Performance Attribution Industrials Communication services Health care EPAM Systems Inc. Consumer staples DexCom Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2014 through August 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	20.14%	10.34%	8.15%
Russell 1000® Index	26.60%	15.55%	12.66%
Equity Long/Short Blended Benchmark	20.12%	11.80%	9.51%
Lipper Alternative Long/Short Equity Funds Classification Average	14.82%	7.38%	4.46%
On August 26, 2024, the Fund’s investment adviser, Nuveen Fund Advisors, LLC, made a payment to the Fund to reimburse for certain interest expenses associated with the Fund’s short positions that were unnecessarily incurred due to an operational issue. This payment had the effect of increasing the Fund’s NAV by $0.22 per share. As a result, the Fund’s total return for the year ended August 31, 2024, was higher than it would have been had the Fund not received the payment.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of August 31, 2024)

Fund net assets	$131,554,359

Total number of portfolio holdings	191

Portfolio turnover (%)	98%

Total management fees paid for the year	$1,460,716

What did the Fund invest in? (as of August 31, 2024)

(1) Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.

3	continued>>

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio manager update: Effective December 29, 2023, David Chalupnik was removed as a co‑portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W167_AR_0824 3855723‑INV‑Y‑10/25 (A, C, I)

4

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

The following tables show the amount of fees that KPMG LLP, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended August 31, 2024	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]

Nuveen Equity Long/Short Fund	$26,600	$0	$0	$0

Total	$26,600	$0	$0	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

Fiscal Year Ended August 31, 2024	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds

Nuveen Equity Long/Short Fund	0%	0%	0%	0%

Fiscal Year Ended August 31, 2023	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]

Nuveen Equity Long/Short Fund	$28,000	$0	$809	$0

Total	$28,000	$0	$809	$0

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

Fiscal Year Ended August 31, 2023	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds

Nuveen Equity Long/Short Fund	0%	0%	0%	0%

Fiscal Year Ended August 31, 2024		Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers

Nuveen Investment Trust II		$0	$0	$0

		Percentage Approved Pursuant to Pre-approval Exception
		Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers

		0%	0%	0%

Fiscal Year Ended August 31, 2023		Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers

Nuveen Investment Trust II		$0	$0	$0

		Percentage Approved Pursuant to Pre-approval Exception
		Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers

		0%	0%	0%

Fiscal Year Ended August 31, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total

Nuveen Equity Long/Short Fund	$0	$0	$0	$0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended August 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total

Nuveen Equity Long/Short Fund	$809	$0	$0	$809

Fiscal Year Ended August 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total

Total	$809	$0	$0	$809

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees
Nuveen Investment Trust II:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Nuveen Equity Long/Short Fund (one of the funds comprising Nuveen Investment Trust II) (the Fund), including the portfolio of investments, as of August 31, 2024, the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with custodians and brokers;
when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
October 29, 2024

Nuveen Equity Long/Short Fund
Portfolio of Investments August 31, 2024
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.0%
X –
COMMON STOCKS - 99 .0 % X 130,188,912
AUTOMOBILES & COMPONENTS - 0.6%
3,900 (b) Tesla Inc $ 835,029
TOTAL AUTOMOBILES & COMPONENTS 835,029
BANKS - 4.7%
19,500 Citigroup Inc 1,221,480
32,800 Fifth Third Bancorp 1,400,232
9,600 JPMorgan Chase & Co 2,158,080
7,800 M&T Bank Corp 1,342,458
TOTAL BANKS 6,122,250
CAPITAL GOODS - 8.9%
13,300 AECOM 1,331,862
4,400 AMETEK Inc 752,620
3,900 Eaton Corp PLC 1,197,027
27,700 Flowserve Corp 1,381,676
7,200 Honeywell International Inc 1,496,952
2,800 Hubbell Inc 1,119,776
15,300 nVent Electric PLC 1,039,788
1,300 Parker-Hannifin Corp 780,260
3,300 Trane Technologies PLC 1,193,478
8,400 Westinghouse Air Brake Technologies Corp 1,424,388
TOTAL CAPITAL GOODS 11,717,827
COMMERCIAL & PROFESSIONAL SERVICES - 2.1%
12,600 Veralto Corp 1,416,618
5,000 Verisk Analytics Inc 1,364,100
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,780,718
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.2%
14,700 (b) Amazon.com Inc 2,623,950
6,500 Ferguson Enterprises Inc 1,337,115
3,350 Home Depot Inc/The 1,234,475
1,200 (b) O'Reilly Automotive Inc 1,355,964
7,900 TJX Cos Inc/The 926,433
16,400 (b) Valvoline Inc 692,080
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,170,017
CONSUMER DURABLES & APPAREL - 0.7%
13,900 (b) Skechers USA Inc, Class A 951,872
TOTAL CONSUMER DURABLES & APPAREL 951,872
CONSUMER SERVICES - 3.4%
17,000 Boyd Gaming Corp 1,020,340
24,900 Las Vegas Sands Corp 970,851
6,500 (b) Royal Caribbean Cruises Ltd 1,070,030
14,900 Starbucks Corp 1,409,093
TOTAL CONSUMER SERVICES 4,470,314
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.5%
1,650 Costco Wholesale Corp 1,472,427
22,800 Walmart Inc 1,760,844
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,233,271

Shares Description (a) Value
ENERGY - 3.7%
6,400 Cheniere Energy Inc $ 1,185,664
11,000 ConocoPhillips 1,251,690
15,300 Exxon Mobil Corp 1,804,482
46,500 Permian Resources Corp 662,160
TOTAL ENERGY 4,903,996
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
28,500 Cousins Properties Inc 812,535
8,000 Crown Castle Inc 896,160
10,100 Prologis Inc 1,290,982
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,999,677
FINANCIAL SERVICES - 7.6%
6,100 American Express Co 1,577,765
3,200 Ameriprise Financial Inc 1,438,208
12,400 Charles Schwab Corp/The 807,240
8,600 (b) Fiserv Inc 1,501,560
5,100 Intercontinental Exchange Inc 823,905
2,100 Mastercard Inc, Class A 1,015,014
19,300 Nasdaq Inc 1,391,144
2,700 S&P Global Inc 1,385,748
TOTAL FINANCIAL SERVICES 9,940,584
FOOD, BEVERAGE & TOBACCO - 1.8%
11,300 Mondelez International Inc, Class A 811,453
12,500 Philip Morris International Inc 1,541,125
TOTAL FOOD, BEVERAGE & TOBACCO 2,352,578
HEALTH CARE EQUIPMENT & SERVICES - 5.6%
19,200 (b) Boston Scientific Corp 1,570,368
1,600 Elevance Health Inc 891,024
4,500 Stryker Corp 1,621,890
3,250 UnitedHealth Group Inc 1,918,150
6,000 (b) Veeva Systems Inc, Class A 1,298,640
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,300,072
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
6,600 Estee Lauder Cos Inc/The, Class A 604,956
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 604,956
INSURANCE - 1.0%
12,200 (b) Arch Capital Group Ltd 1,379,698
TOTAL INSURANCE 1,379,698
MATERIALS - 4.3%
5,450 Celanese Corp 711,770
21,600 Corteva Inc 1,237,680
17,000 DuPont de Nemours Inc 1,432,250
2,700 Linde PLC 1,291,275
19,800 Smurfit WestRock PLC 938,916
TOTAL MATERIALS 5,611,891
MEDIA & ENTERTAINMENT - 7.4%
15,600 Alphabet Inc, Class A 2,548,728
12,900 (b) Live Nation Entertainment Inc 1,259,943
4,700 Meta Platforms Inc 2,450,157
1,800 (b) Netflix Inc 1,262,430
3,700 (b) Take-Two Interactive Software Inc 598,327

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
August 31, 2024

Shares Description (a) Value
MEDIA & ENTERTAINMENT (continued)
17,300 Walt Disney Co/The $ 1,563,574
TOTAL MEDIA & ENTERTAINMENT 9,683,159
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
14,300 (b) BioMarin Pharmaceutical Inc 1,304,303
24,000 Bristol-Myers Squibb Co 1,198,800
45,800 (b) Elanco Animal Health Inc 708,526
1,875 Eli Lilly & Co 1,800,037
36,000 (b) Exelixis Inc 937,080
9,400 Merck & Co Inc 1,113,430
775 (b) Regeneron Pharmaceuticals Inc 918,135
6,200 (b) Sarepta Therapeutics Inc 841,836
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,822,147
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6%
4,200 Applied Materials Inc 828,492
14,600 Broadcom Inc 2,377,172
15,600 Micron Technology Inc 1,501,344
44,800 NVIDIA Corp 5,347,776
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 10,054,784
SOFTWARE & SERVICES - 10.3%
15,650 Microsoft Corp 6,528,241
12,500 Oracle Corp 1,766,125
4,300 (b) Palo Alto Networks Inc 1,559,696
7,500 (b) PTC Inc 1,343,175
5,650 Salesforce Inc 1,428,885
1,125 (b) ServiceNow Inc 961,875
TOTAL SOFTWARE & SERVICES 13,587,997
TECHNOLOGY HARDWARE & EQUIPMENT - 7.2%
29,000 Apple Inc 6,641,000
4,400 (b) Arista Networks Inc 1,554,872
37,900 Vontier Corp 1,327,637
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,523,509
TELECOMMUNICATION SERVICES - 0.6%
4,000 T-Mobile US Inc 794,880
TOTAL TELECOMMUNICATION SERVICES 794,880
UTILITIES - 3.3%
22,000 Alliant Energy Corp 1,281,940
19,400 NextEra Energy Inc 1,561,894
9,100 Southern Co/The 786,240
8,400 Vistra Corp 717,612
TOTAL UTILITIES 4,347,686
TOTAL COMMON STOCKS
(cost $90,257,857) 130,188,912
TOTAL LONG-TERM INVESTMENTS
(cost $90,257,857) 130,188,912

Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.6%
X –
REPURCHASE AGREEMENTS - 0 .6 % X 825,000
$ 825 (c) Fixed Income Clearing Corporation 5.290% 9/03/24 $ 825,000
TOTAL REPURCHASE AGREEMENTS
(cost $825,000) 825,000
TOTAL SHORT-TERM INVESTMENTS
(cost $825,000) 825,000
TOTAL INVESTMENTS (cost $ 91,082,857 ) - 99 .6% 131,013,912
Shares Description (a) Value
-38154298
COMMON STOCKS SOLD SHORT - (29.0)%(d)
X (38,154,298)
AUTOMOBILES & COMPONENTS - ( 0 .3 ) %
(3,800) Thor Industries Inc $ (407,588)
Total AUTOMOBILES & COMPONENTS (407,588)
a a a a a a a a a
BANKS - ( 0 .3 ) %
(23,800) KeyCorp (406,028)
Total BANKS (406,028)
a a a a a a a a a
CAPITAL GOODS - ( 3 .4 ) %
(5,000) A O Smith Corp (418,600)
(4,600) AGCO Corp (418,784)
(4,000) BWX Technologies Inc (412,000)
(5,400) Fortune Brands Innovations Inc (428,814)
(4,700) Graco Inc (391,745)
(6,300) Hexcel Corp (398,727)
(5,100) Johnson Controls International plc (371,535)
(3,700) Otis Worldwide Corp (350,353)
(1,400) Rockwell Automation Inc (380,842)
(3,000) (b) SiteOne Landscape Supply Inc (425,580)
(4,500) Toro Co/The (416,700)
Total CAPITAL GOODS (4,413,680)
a a a a a a a a a
COMMERCIAL & PROFESSIONAL SERVICES - ( 1 .3 ) %
(1,150) Equifax Inc (353,199)
(6,500) KBR Inc (450,840)
(6,800) Robert Half Inc (426,156)
(4,500) TransUnion (435,645)
Total COMMERCIAL & PROFESSIONAL SERVICES (1,665,840)
a a a a a a a a a
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - ( 0 .9 ) %
(3,800) Best Buy Co Inc (381,520)
(1,125) Pool Corp (395,572)
(1,400) Tractor Supply Co (374,570)
Total CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (1,151,662)
a a a a a a a a a
CONSUMER DURABLES & APPAREL - ( 0 .7 ) %
(32,500) Leggett & Platt Inc (410,800)
(8,500) Tempur Sealy International Inc (445,655)
Total CONSUMER DURABLES & APPAREL (856,455)
a a a a a a a a a
CONSUMER SERVICES - ( 1 .1 ) %
(2,800) (b) Airbnb Inc, Class A (328,468)
(3,100) Churchill Downs Inc (430,807)
(2,700) (b) DoorDash Inc, Class A (347,517)
(2,600) Yum! Brands Inc (350,792)
Total CONSUMER SERVICES (1,457,584)
a a a a a a a a a
CONSUMER STAPLES DISTRIBUTION & RETAIL - ( 0 .5 ) %
(6,800) Kroger Co/The (361,828)
(1,900) Target Corp (291,878)
Total CONSUMER STAPLES DISTRIBUTION & RETAIL (653,706)
a a a a a a a a a

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
August 31, 2024

Shares Description (a) Value
ENERGY - ( 1 .1 ) %
(11,700) EQT Corp $ (392,067)
(3,900) ONEOK Inc (360,204)
(2,300) Phillips 66 (322,713)
(6,900) Williams Cos Inc/The (315,813)
Total ENERGY (1,390,797)
a a a a a a a a a
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - ( 1 .4 ) %
(8,300) CubeSmart (430,189)
(1,000) Public Storage (343,720)
(5,200) Realty Income Corp (322,972)
(2,800) Sun Communities Inc (378,672)
(9,700) UDR Inc (431,747)
Total EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (1,907,300)
a a a a a a a a a
FINANCIAL SERVICES - ( 1 .3 ) %
(2,200) Capital One Financial Corp (323,246)
(2,400) Jack Henry & Associates Inc (415,272)
(550) Moody's Corp (268,257)
(4,500) State Street Corp (391,950)
(3,500) T Rowe Price Group Inc (371,140)
Total FINANCIAL SERVICES (1,769,865)
a a a a a a a a a
FOOD, BEVERAGE & TOBACCO - ( 1 .0 ) %
(1,550) (b) Boston Beer Co Inc/The, Class A (421,166)
(8,100) Molson Coors Beverage Co, Class B (437,157)
(9,700) (b) Pilgrim's Pride Corp (451,826)
Total FOOD, BEVERAGE & TOBACCO (1,310,149)
a a a a a a a a a
HEALTH CARE EQUIPMENT & SERVICES - ( 2 .9 ) %
(3,400) Cardinal Health Inc (383,248)
(3,600) (b) Cooper Cos Inc/The (380,628)
(5,000) CVS Health Corp (286,200)
(5,200) (b) Edwards Lifesciences Corp (363,792)
(4,800) (b) Hologic Inc (389,952)
(700) (b) IDEXX Laboratories Inc (336,931)
(1,850) Labcorp Holdings Inc (425,297)
(3,500) (b) Masimo Corp (411,320)
(2,800) Quest Diagnostics Inc (439,516)
(1,700) STERIS PLC (409,870)
Total HEALTH CARE EQUIPMENT & SERVICES (3,826,754)
a a a a a a a a a
HOUSEHOLD & PERSONAL PRODUCTS - ( 0 .3 ) %
(2,500) Kimberly-Clark Corp (361,650)
Total HOUSEHOLD & PERSONAL PRODUCTS (361,650)
a a a a a a a a a
INSURANCE - ( 1 .0 ) %
(3,100) Aflac Inc (342,116)
(950) Chubb Ltd (269,971)
(4,800) Principal Financial Group Inc (390,816)
(3,000) Prudential Financial Inc (363,480)
Total INSURANCE (1,366,383)
a a a a a a a a a
MATERIALS - ( 2 .1 ) %
(6,500) Ball Corp (414,765)
(4,900) CF Industries Holdings Inc (407,141)
(1,300) Ecolab Inc (329,134)
(8,500) International Paper Co (411,570)
(3,900) LyondellBasell Industries NV, Class A (384,930)
(700) Martin Marietta Materials Inc (373,912)
(3,400) Steel Dynamics Inc (406,334)
Total MATERIALS (2,727,786)
a a a a a a a a a
MEDIA & ENTERTAINMENT - ( 0 .3 ) %
(7,900) New York Times Co/The, Class A (433,947)
Total MEDIA & ENTERTAINMENT (433,947)
a a a a a a a a a

Shares Description (a) Value
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - ( 1 .5 ) %
(5,400) Bio-Techne Corp $ (399,546)
(1,400) (b) IQVIA Holdings Inc (352,170)
(8,500) QIAGEN NV (388,535)
(3,200) Revvity Inc (392,128)
(1,200) (b) Waters Corp (415,620)
Total PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (1,947,999)
a a a a a a a a a
REAL ESTATE MANAGEMENT & DEVELOPMENT - ( 0 .3 ) %
(7,600) (b) Zillow Group Inc, Class C (420,280)
Total REAL ESTATE MANAGEMENT & DEVELOPMENT (420,280)
a a a a a a a a a
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - ( 1 .2 ) %
(3,600) Entegris Inc (417,132)
(9,100) (b) GLOBALFOUNDRIES Inc (424,788)
(5,100) (b) ON Semiconductor Corp (397,137)
(3,700) Skyworks Solutions Inc (405,483)
Total SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1,644,540)
a a a a a a a a a
SOFTWARE & SERVICES - ( 2 .8 ) %
(1,700) (b) Aspentech Corp (398,038)
(1,400) (b) Autodesk Inc (361,760)
(4,500) (b) Cloudflare Inc, Class A (369,630)
(4,400) Cognizant Technology Solutions Corp, Class A (342,188)
(1,200) (b) Crowdstrike Holdings Inc, Class A (332,736)
(7,600) (b) Dayforce Inc (434,492)
(4,600) (b) Elastic NV (350,474)
(700) (b) Gartner Inc (344,372)
(1,400) (b) Manhattan Associates Inc (370,202)
(625) (b) Tyler Technologies Inc (367,419)
Total SOFTWARE & SERVICES (3,671,311)
a a a a a a a a a
TECHNOLOGY HARDWARE & EQUIPMENT - ( 0 .6 ) %
(1,700) CDW Corp/DE (383,588)
(2,000) (b) F5 Inc (406,300)
Total TECHNOLOGY HARDWARE & EQUIPMENT (789,888)
a a a a a a a a a
TRANSPORTATION - ( 1 .2 ) %
(2,350) Landstar System Inc (429,016)
(1,300) Norfolk Southern Corp (333,008)
(15,400) Schneider National Inc, Class B (417,494)
(6,800) U-Haul Holding Co (464,780)
Total TRANSPORTATION (1,644,298)
a a a a a a a a a
UTILITIES - ( 1 .5 ) %
(3,000) Atmos Energy Corp (392,220)
(4,200) Edison International (365,526)
(3,200) Entergy Corp (386,208)
(13,300) NiSource Inc (439,698)
(4,200) Sempra (345,156)
Total UTILITIES (1,928,808)
a a a a a a a a a
Total Common Stocks Sold Short
(proceeds $36,154,072) (38,154,298)
OTHER ASSETS & LIABILITIES, NET -  29.4% 38,694,745
NET ASSETS - 100% $ 131,554,359
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.290% dated 8/30/24 to be repurchased at $825,485 on 9/3/24, collateralized by
Government Agency Securities, with coupon rate 4.125% and maturity date 7/31/31, valued at $841,632.

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
August 31, 2024

(d) The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold
Short. As of the end of the reporting period, long-term investments with a value of $33,943,939 have been pledged as collateral for Common
Stocks Sold Short.
S&P Standard & Poor's
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

August 31, 2024
Equity Long/
Short
ASSETS
Long-term investments, at value
†
$ 130,188,912
Short-term investments, at value
◊
825,000
Cash 31,221
Cash collateral at brokers for common stocks sold short
(1)
38,317,699
Receivables:
Dividends 104,691
Interest 242
Investments sold 319,184
Reimbursement from Adviser 27,166
Shares sold 126,551
Other 536,950
Total assets 170,477,616
LIABILITIES
Common stocks sold short, at value
§
38,154,298
Payables:
Management fees 133,510
Dividends on common stocks sold short 55,017
Investments purchased - regular settlement 455,007
Shares redeemed 12,605
Accrued expenses:
Custodian fees 24,680
Trustees fees 4,672
Professional fees 24,291
Shareholder reporting expenses 19,081
Shareholder servicing agent fees 28,775
12b-1 distribution and service fees 11,321
Total liabilities 38,923,257
Net assets $ 131,554,359
NET ASSETS CONSIST OF:
Paid-in capital $ 89,941,227
Total distributable earnings (loss) 41,613,132
Net assets $ 131,554,359
†
Long-term investments, cost $ 90,257,857
◊
Short-term investments, cost $ 825,000
§
Common stocks sold short, proceeds $ 36,154,072
(1) Cash pledged as collateral for common stocks sold short is in addition to the Fund’s securities pledged as collateral as noted in the Portfolio of Investments.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Equity Long/
Short
CLASS A:
Net assets $ 22,369,938
Shares outstanding 389,373
Net asset value ("NAV") per share $ 57.45
Maximum sales charge 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 60.95
CLASS C:
Net assets $ 8,184,195
Shares outstanding 162,559
NAV and offering price per share $ 50.35
CLASS I:
Net assets $ 101,000,226
Shares outstanding 1,685,707
NAV and offering price per share $ 59.92
Authorized shares - per class Unlimited
Par value per share $ 0.01

Statement of Operations
See Notes to Financial Statements

Year Ended August 31, 2024 Equity Long/Short
INVESTMENT INCOME
Affiliated income $ 67,792
Dividends 1,458,305
Interest 66,051
Prime brokerage credits 1,682,431
Total investment income 3,274,579
EXPENSES
–
Management fees 1,460,716
12b-1 service fees - Class A 53,032
12b-1 distribution and service fees - Class C 79,407
Shareholder servicing agent fees - Class A 17,907
Shareholder servicing agent fees - Class C 6,758
Shareholder servicing agent fees - Class I 73,817
Interest expense 1,983
Trustees fees 4,433
Custodian expenses 37,338
Dividends expense on common stocks sold short 665,583
Registration fees 54,085
Professional fees 72,486
Shareholder reporting expenses 44,338
Other 14,376
Total expenses before fee waiver/expense reimbursement 2,586,259
Fee waiver/expense reimbursement (209,711)
Net expenses 2,376,548
Net investment income (loss) 898,031
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 7,446,663
Common stocks sold short (1,801,011)
Net realized gain (loss) 5,645,652
Change in unrealized appreciation (depreciation) on:
Investments 16,651,863
Common stocks sold short (2,935,305)
Net change in unrealized appreciation (depreciation) 13,716,558
Net realized and unrealized gain (loss) 19,362,210
Net increase (decrease) in net assets from operations $ 20,260,241

Statement of Changes in Net Assets
See Notes to Financial Statements

Equity Long/Short
Year Ended
8/31/24
Year Ended
8/31/23
OPERATIONS
Net investment income (loss) $ 898,032 $ (295,119)
Net realized gain (loss) 5,645,652 (1,420,765)
Net change in unrealized appreciation (depreciation) 13,716,558 12,726,299
Net increase (decrease) in net assets from operations 20,260,242 11,010,415
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (731,681) (1,570,059)
Class C (254,169) (620,537)
Class I (3,398,713) (4,519,147)
Total distributions (4,384,563) (6,709,743)
FUND SHARE TRANSACTIONS
Subscriptions 37,527,286 14,664,036
Reinvestments of distributions 4,376,095 6,696,140
Redemptions (37,128,412) (29,267,063)
Net increase (decrease) from Fund share transactions 4,774,969 (7,906,887)
Capital contribution from the Adviser 484,755 3,218,047
Net increase (decrease) in net assets 21,135,403 (388,168)
Net assets at the beginning of period 110,418,956 110,807,124
Net assets at the end of period $ 131,554,359 $ 110,418,956

Statement of Cash Flows
See Notes to Financial Statements

The following table provides a reconciliation of cash and cash collateral at brokers to the Statement of Assets and Liabilities:
Year Ended August 31, 2024
Equity Long/
Short
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ 20,260,242
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (75,402,675)
Purchases of common stock sold short (36,967,702)
Proceeds from sale and maturities of investments 78,657,759
Proceeds from sales of common stock sold short 38,225,637
Proceeds from (Purchase of) short-term investments, net 561,791
Proceeds from litigation settlement 22,823
(Increase) Decrease in:
Receivable for dividends 10,708
Receivable for interest (55)
Receivable for investments sold 2,080,810
Receivable for reimbursement from Adviser (19,725)
Other assets (497,642)
Increase (Decrease) in:
Payable for dividends on common stocks sold short (5,590)
Payable for interest (40)
Payable for investments purchased - regular settlement (1,291,763)
Payable for management fees 29,376
Accrued custodian fees (1,113)
Accrued 12b-1 distribution and service fees (575)
Accrued Trustees fees (1,760)
Accrued professional fees (12,781)
Accrued shareholder reporting expenses (112)
Accrued shareholder servicing agent fees 8,863
Net realized (gain) loss from investments (7,446,663)
Net realized (gain) loss from common stocks sold short 1,801,011
Net change in unrealized (appreciation) depreciation of investments (16,651,863)
Net change in unrealized (appreciation) depreciation of common stocks sold short 2,935,305
Net cash provided by (used in) operating activities 6,294,266
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 109,747
(Repayments) of borrowings (109,747)
Cash distributions paid to common shareholders (8,468)
Capital contribution from the Adviser 484,755
Subscriptions 37,727,341
Redemptions (37,134,486)
Net cash provided by (used in) financing activities 1,069,142
Net increase (decrease) in cash and cash collateral at brokers 7,363,408
Cash and cash collateral at brokers at the beginning of period 30,985,512
Cash and cash collateral at brokers at the end of period $ 38,348,920
Equity Long/
Short
Cash $ 31,221
Cash collateral at broker for common stocks sold short 38,317,699
Total cash and cash collateral at brokers $ 38,348,920
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Equity Long/
Short
Cash paid for interest
$ 5,510
Non-cash financing activities not included herein consists of reinvestments of share distributions 4,376,095

Financial Highlights

Ratios of Dividends Expense
on Common Stocks Sold Short
to Average Net Assets
Ratios of Prime Broker Expenses
to Average Net Assets
Class A
Class C
Class I
Class A
Class C
Class I
8/31/24
0 .57%
0 .58%
0 .57%
—
—
—
8/31/23
0 .60
0 .60
0 .60
—
—
—
8/31/22
0 .37
0 .36
0 .36
0 .25
0 .25
0 .25
8/31/21
0 .58
0 .59
0 .60
0 .34
0 .35
0 .35
8/31/20
0 .84
0 .84
0 .84
0 .54
0 .53
0 .54
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(b)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Equity Long/Short
Class
A
8/31/24
$ 49.84 $ 0.34 $ 9.28 $ 9.62 $ (2.01) $ — $ (2.01) $ 57.45
8/31/23
46.40 (0.18) 6.65 6.47 — (3.03) (3.03) 49.84
8/31/22
52.35 (0.45) (4.15) (4.60) — (1.35) (1.35) 46.40
8/31/21
41.40 (0.41) 11.36 10.95 — — — 52.35
8/31/20
40.61 (0.33) 1.12 0.79 — — — 41.40
Class
C
8/31/24
43.70 (0.05) 8.15 8.10 (1.45) — (1.45) 50.35
8/31/23
41.36 (0.47) 5.84 5.37 — (3.03) (3.03) 43.70
8/31/22
47.15 (0.74) (3.70) (4.44) — (1.35) (1.35) 41.36
8/31/21
37.57 (0.68) 10.26 9.58 — — — 47.15
8/31/20
37.13 (0.57) 1.01 0.44 — — — 37.57
Class
I
8/31/24
51.96 0.49 9.68 10.17 (2.21) — (2.21) 59.92
8/31/23
48.13 (0.07) 6.93 6.86 — (3.03) (3.03) 51.96
8/31/22
54.12 (0.33) (4.31) (4.64) — (1.35) (1.35) 48.13
8/31/21
42.70 (0.31) 11.73 11.42 — — — 54.12
8/31/20
41.77 (0.24) 1.17 0.93 — — — 42.70
(a)
Each ratio includes the effect of dividends expense on common stocks sold short and prime broker expenses as shown in the following table. In the event the Fund earns credits as an element of its prime broker fee agreement, and such earned credits exceeded prime brokerage fees, the Fund's prime broker expense for the reporting period will be zero. See Notes for Financial Statements for more information.
(b)
Based on average shares outstanding.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.   During the fiscal years ended August 31, 2024 and August 31, 2023,
Nuveen Fund Advisors, LLC, made a payment to the Fund to reimburse for certain interest expenses associated with the Fund's short positions that were unnecessarily incurred due to an operational issue. This payment had the effect of increasing the Fund's NAVs by the following amounts: 1) Class A Shares - $0.22, 2) Class C Shares -
$0.19, 3) Class I Shares - $0.22 for the fiscal year ended August 31, 2024 and 1) Class A Shares - $1.50, 2) Class C Shares - $1.32, 3) Class I Shares - $1.56 for the fiscal year ended August 31, 2023. As a result, the Fund's total returns for the years ended August 31, 2024 and August 31, 2023, would have been as follows: 1) Class A Shares –
19.37%, 2) Class C Shares – 18.52%, 3) Class I Shares – 19.72% and 1) Class A Shares - 11.30%, 2) Class C Shares - 10.36%, 3) Class I Shares - 11.78%, respectively.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets(a)
Total
Return(c)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d),(e)
Portfolio
Turnover
Rate
19.83% $ 22,370 2.37% 2.18% 0.64% 98%
15.04 25,720 2.42 2.21 (0.39) 77
(9.12) 24,434 2.40 2.22 (0.89) 94
26.45 28,482 2.63 2.53 (0.91) 200
1.95 33,016 3.09 2.98 (0.84) 168
18.94 8,184 3.12 2.93 (0.11) 98
14.17 7,800 3.17 2.96 (1.18) 77
(9.80) 8,797 3.15 2.96 (1.64) 94
25.50 12,112 3.39 3.29 (1.68) 200
1.19 12,761 3.84 3.72 (1.58) 168
20.14 101,000 2.12 1.93 0.89 98
15.33 76,899 2.17 1.96 (0.15) 77
(8.89) 77,576 2.14 1.96 (0.64) 94
26.74 106,132 2.40 2.30 (0.67) 200
2.23 130,871 2.85 2.73 (0.59) 168

Notes to Financial Statements
1. General Information
Trust and Fund Information:
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Equity Long/Short Fund (the ’’Fund’’). The
Trust was organized as a Massachusetts business trust on June 27, 1997.
Current Fiscal Period:
The end of the reporting period for the Fund is August 31, 2024, and the period covered by these Notes to Financial
Statements is the fiscal year ended August 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has
overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund's Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes.
Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income on investments purchased and dividends expense on common stocks sold short are recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Fund's Portfolio of Investments or Statements of Assets and Liabilities.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Equity Long/Short
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 130,188,912 $ – $ – $ 130,188,912
Short-Term Investments:
Repurchase Agreements – 825,000 – 825,000
Common Stocks Sold Short (38,154,298) – – (38,154,298)
Total
$ 92,034,614 $ 825,000 $ – $ 92,859,614

Notes to Financial Statements
(continued)
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Fund's custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by the Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out on loan.
Short Sale Transactions:
The Fund pursues a “long/short” investment strategy, pursuant to which it sells securities short and may purchase additional long investments with some or all of the proceeds of the short sale transactions.
When the Fund sells a security short, it borrows the security from a third party and segregate assets as collateral to secure its obligation to return the security to the lender either upon closing out the short position or upon demand from the lender. Proceeds from short selling may be used to finance the purchase of additional securities for Fund’s long portfolio. The amount of collateral required to be pledged to borrow a security is determined by reference to the market value of the security borrowed. The value of the collateral required to be pledged as of the end of the reporting period is disclosed in the Fund’s Portfolio of Investments, and any cash pledged as collateral in addition to long-term investments is recognized as “Cash collateral at broker for common stocks sold short”, on the Statement of Assets and Liabilities. The Fund is obligated to pay the party from whom the securities were borrowed dividends declared on the stock by the issuer and such amounts are recognized as “Dividends expense on common stocks sold short”, on the Statement of Operations, when applicable. Short sales are valued daily, and the corresponding unrealized gains and losses are recognized as “Change in unrealized appreciation (depreciation) on common stocks sold short” on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amounts shown on the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and on the date on which the Fund replaces the borrowed security. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could retain. The Fund will realize a gain if the price of the security declines between those dates. Gains and losses from securities sold short are recognized as “Realized gain (loss) from common stocks sold short” on the Statement of Operations.
Bank of America Merrill Lynch (“BAML”) facilitates the short sales transactions for the Fund. The Fund currently pays prime brokerage fees to BAML for its services for the Fund. The Fund may also earn credits as an element of the prime broker fee arrangement with BAML, which are recorded as an offset to the prime brokerage fees. The net prime brokerage fees paid to BAML are recognized as “Prime broker expense” on the Statement of
Operations. In the event that credits exceed prime brokerage fees, the net credits are recognized as “Prime brokerage credits” on the Statement of
Operations.
Purchases and Sales:
Long-term purchases and sales (including transactions for common stocks sold short) during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Equity Long/Short Fixed Income Clearing Corporation $    825,000 $     (841,632)
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Equity Long/Short
$ 112,370,377 $ 116,883,396

5. Derivative Investments
The Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
7. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to investments in common stocks sold short, return of capital and long-term capital gain distributions received from portfolio investments, tax equalization, and taxable overdistribution. Temporary and permanent differences have no impact on a Fund's net assets.
Year Ended
8/31/24
Year Ended
8/31/23
Equity Long/Short Shares Amount Shares Amount
Subscriptions:
Class A 74,233 $3,930,388 56,473 $2,620,804
Class A - automatic conversion of Class C 73 3,867 92 4,126
Class C 17,498 816,452 12,870 524,954
Class I 587,325 32,776,579 236,375 11,514,152
Total subscriptions 679,129 37,527,286 305,810 14,664,036
Reinvestments of distributions:
Class A 14,434 731,681 36,215 1,570,058
Class C 5,692 254,169 16,202 620,537
Class I 64,234 3,390,245 99,934 4,505,545
Total reinvestments of distributions 84,360 4,376,095 152,351 6,696,140
Redemptions:
Class A (215,447) (10,684,126) (103,307) (4,701,180)
Class C (39,033) (1,815,841) (63,180) (2,519,213)
Class C - automatic conversion to Class A (83) (3,867) (104) (4,126)
Class I (445,765) (24,624,578) (468,192) (22,042,544)
Total redemptions (700,328) (37,128,412) (634,783) (29,267,063)
Net increase (decrease) 63,161 $4,774,969 (176,622) $(7,906,887)

Notes to Financial Statements
(continued)
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes, as well as proceeds from common stocks sold short, were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Fund utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Annual fund-level fee, payable monthly, is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Equity Long/Short
$ 55,510,602 $ 40,849,377 $ (3,500,365) $ 37,349,012
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Equity Long/Short
$ — $ 4,268,056 $ 37,349,012 $ — $ — $ (3,936) $ 41,613,132
8/31/24 8/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Equity Long/Short
$ 4,384,563 $ — $ 3,879 $ 6,705,864
Fund
Utilized
Equity Long/Short
$ 1,300,657
Average Daily Net Assets Fund-Level Fee Rate
For the first $125 million 1.1000%
For the next $125 million 1.0875
For the next $250 million 1.0750
For the next $500 million 1.0625
For the next $1 billion 1.0500
For the next $3 billion 1.0250
For the next $2.5 billion 1.0000
For the next $2.5 billion 0.9875
For net assets over $10 billion 0.9750

For the period September 1, 2023 through April 30, 2024, the annual complex-level fee, payable monthly, was calculated according to the following schedule:
*    The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Effective May 1, 2024 the annual complex-level fee, payable monthly, for the Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of August 31, 2024, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses through July 31, 2026 so that total annual Fund operating expenses (excluding
12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short, and extraordinary expenses)
do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board.
Payment from Adviser
: During the current and prior fiscal periods, the Adviser made payments of $484,755 and $3,218,047, respectively, to the Fund to reimburse for certain interest expenses associate with the Fund's short positions that were unnecessarily incurred due to an operational issue. These amounts are recognized as “Capital contribution from the Adviser” on the Statement of Changes in Net Assets. During the current fiscal period, this payment had the effect of increasing the Fund's NAVs by the following amounts: 1) Class A Shares - $0.22, 2) Class C Shares - $0.19 and
3) Class I Shares - $0.22. As a result, the Fund's total returns for the year ended August 31, 2024, were higher than they would have been had the
Fund not received the payment.
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Equity Long/Short
0 .1570%

Notes to Financial Statements
(continued)
Distribution and Service Fees:
The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class
I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Fund receives voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Fund, which amounted to $67,792, is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the
Fund at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Borrowing Arrangements
Committed Line of Credit:
The Fund, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-
day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Equity Long/Short
$ 62,599 $ 55,005
Fund
Commission
Advances
(Unaudited)
Equity Long/Short
$ 5,290
Fund
12b-1 Fees
Retained
(Unaudited)
Equity Long/Short
$ 2,772
Fund
CDSC
Retained
(Unaudited)
Equity Long/Short
$ 806

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Equity Long/Short
$ 109,747
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Equity Long/Short
5 $ 109,747 6.53%

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, the Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
163(j)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Equity Long/Short
$ 174,828
Fund Percentage
Equity Long/Short
30 .9%
Fund Percentage
Equity Long/Short
32 .1%
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Equity Long/Short
2 .2% — %
Fund Percentage
Equity Long/Short
2 .5%

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in Independent Registered Public Accounting Firm

(a) Previous independent registered public accounting firm: On October 24, 2024, the Fund’s Board of Trustees (the “Board”), upon recommendation from the Audit Committee, notified KPMG LLP (“KPMG”) that it would be dismissed as the independent registered public accounting firm for the Fund effective upon (i) completion of KPMG’s audit of the Fund’s financial statements to be included in the Fund’s Annual Report on Form N-CSR (the “2024 Annual Report”) for the fiscal year ended August 31, 2024 and (ii) the issuance of KPMG’s report on the same. KPMG’s dismissal as the Fund’s independent registered public accounting firm was effective on October 29, 2024, which is the date on which KPMG issued their report on their audit of the Fund’s financial statements to be included in the 2024 Annual Report. KPMG’s audit reports on the Fund’s financial statements as of and for the fiscal years ended August 31, 2024 and 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund’s fiscal years ended August 31, 2024 and 2023, and the subsequent interim period through October 29, 2024, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the Fund’s fiscal years ended August 31, 2024 and 2023 and the subsequent interim period through October 29, 2024, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).

The Fund provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission stating whether KPMG agrees with the above statements.

(b) New independent registered public accounting firm: On October 24, 2024, the Board, upon recommendation from the Audit Committee, engaged PricewaterhouseCoopers LLP (“PwC”) as the new independent registered public accounting firm for the Fund for the fiscal year ending August 31, 2025. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, the Fund has not consulted with PwC regarding any of the matters described in Regulation S-K Item 304 (“S-K 304”), S-K 304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen Equity Long/Short Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nuveen Investment Trust II approved, for Nuveen Equity Long/Short Fund (the “Fund”), the renewal of the investment management agreement (the “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to the Fund. Similarly, the Board approved the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to the Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement on behalf of the Fund.

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of the Investment Management Agreement and Sub-Advisory Agreement on behalf of the Fund on an annual basis. The Investment Management Agreement and Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Fund, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.

The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub- advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub- advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable); a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreement and the Sub-Advisory Agreement separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Fund.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided

2

by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

With respect to the Fund, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub- Adviser and its investment personnel generally are responsible for the management of the Fund’s portfolio under the oversight of NFAL and the Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreement.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the Fund under each Advisory Agreement.

B. The Investment Performance of the Fund and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Fund. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Fund over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. The performance data was based on Class I shares; however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Fund as low, medium or high. In its review of relative performance, the Board considered the Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to the Fund are summarized below.

•

The Board considered that although the Fund’s performance was below the performance of its blended benchmark for the five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its blended benchmark for the one- and three-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2023 and second quartile for the five-year period ended December 31, 2023. Further, the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and the net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by the Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of the Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, the Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board Members also considered the Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.

The Board Members also considered, in relevant part, the Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Fund, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.

In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023 and expense caps and reimbursements generated approximately an additional $91 million in savings to shareholders. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.

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With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of NFAL, not the Fund.

The Board’s considerations regarding the comparative fee data for the Fund are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

•

The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

Based on its review of the information provided, the Board determined that the Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of Fund Advisers

In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Fund, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.

In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.

In addition to the fund-level and complex-level fee schedules (if applicable), the Board Members considered the temporary and/or permanent expense caps (if any) applicable to the Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations,

6

without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Fund. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the open-end funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Fund were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to the Fund and that the Advisory Agreements be renewed for an additional one-year period.

7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust II

Date: November 7, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 7, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: November 7, 2024	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller (principal financial officer)